FIRST AMERICAN INVESTMENT FUNDS, INC.

                      First American Large Cap Growth Funds

                      Supplement Dated February 20, 2002,*
                      To Prospectus Dated January 28, 2002

      THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
 THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST
               A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

         FOR CAPITAL GROWTH FUND, CLASS S AND CLASS Y SHARE PROSPECTUSES:

         The following replaces the text under "Objective:"

Capital Growth Fund's objective is to maximize long-term after-tax returns. Effective April 1, 2002, Capital Growth Fund's objective is to maximize long-term returns.

         FOR RELATIVE VALUE FUND, CLASS S SHARE PROSPECTUS:

         The following replaces the text under "Objective:"

Relative Value Fund's objective is to maximize after-tax return from capital appreciation plus income. Effective April 1, 2002, Relative Value Fund's objective is to maximize total return from capital appreciation plus income.

FOR RELATIVE VALUE FUND, CLASS A, CLASS B, CLASS C AND CLASS Y SHARE
PROSPECTUSES:

The following paragraph replaces the first three paragraphs under "Main Investment Strategies:"

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

         o are undervalued relative to other securities in the same industry or market.

         o        exhibit good or improving fundamentals.

         o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.











* Valid until next prospectus update.



--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

U.S. BANCORP ASSET MANAGEMENT, INC. SERVES AS INVESTMENT ADVISOR TO THE FIRST AMERICAN FUNDS. FIRST AMERICAN FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC, AN AFFILIATE OF THE INVESTMENT ADVISOR. FOR A PROSPECTUS CONTAINING COMPLETE INFORMATION ON ANY OF THE FIRST AMERICAN FUNDS, INCLUDING INVESTMENT POLICIES, FEES, AND EXPENSES, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND, OR VISIT US ON THE WEB AT firstamericanfunds.com. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
                                                                        FAIF -LC

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                           First American Sector Funds

                      Supplement Dated February 20, 2002,*
                      To Prospectus Dated January 28, 2002

       THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 28, 2002.
 THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST
               A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                         ------------------------------

FOR TECHNOLOGY FUND, CLASS A, CLASS B, CLASS C, CLASS S AND CLASS Y SHARE
PROSPECTUSES:

The following replaces the paragraph under "Main Risks" relating to "Risks of Development Stage and Small-Cap Stocks":

         RISKS OF DEVELOPMENT STAGE AND SMALL-CAP AND MID-CAP STOCKS

         Stocks of development stage and small-capitalization companies involve substantial risk. These stocks have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.











* Valid until next prospectus update.



--------------------------------------------------------------------------------
     NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

U.S. BANCORP ASSET MANAGEMENT, INC. SERVES AS INVESTMENT ADVISOR TO THE FIRST AMERICAN FUNDS. FIRST AMERICAN FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC, AN AFFILIATE OF THE INVESTMENT ADVISOR. FOR A PROSPECTUS CONTAINING COMPLETE INFORMATION ON ANY OF THE FIRST AMERICAN FUNDS, INCLUDING INVESTMENT POLICIES, FEES, AND EXPENSES, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND, OR VISIT US ON THE WEB AT firstamericanfunds.com. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
                                                                     SECT STK 02